UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 1464

Legg Mason Partners Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS FUNDS, INC.

LEGG MASON PARTNERS LARGE CAP VALUE FUND

FORM N-Q

MARCH 31, 2006

LEGG MASON PARTNERS LARGE CAP VALUE FUND

Schedule of Investments (unaudited)	March 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 12.2%
Hotels, Restaurants & Leisure - 1.8%
466,200	McDonald’s Corp.	$16,018,632

Household Durables - 1.0%
365,700	Newell Rubbermaid Inc.	9,211,983

Media - 7.3%
296,100	EchoStar Communications Corp., Class A Shares *	8,844,507
6,035	Interpublic Group of Cos. Inc. *	57,695
127,500	Liberty Global Inc., Series A Shares *	2,609,925
60,700	Liberty Global Inc., Series C Shares *	1,198,825
1,183,500	Liberty Media Corp., Class A Shares *	9,716,535
1,298,600	News Corp., Class B Shares	22,803,416
313,700	SES Global SA, FDR	5,003,305
833,900	Time Warner Inc.	14,001,181

	Total Media	64,235,389

Multiline Retail - 2.1%
169,700	J.C. Penney Co. Inc.	10,251,577
155,800	Target Corp.	8,103,158

	Total Multiline Retail	18,354,735

	TOTAL CONSUMER DISCRETIONARY	107,820,739

CONSUMER STAPLES - 10.1%
Food & Staples Retailing - 4.5%
1,182,200	Kroger Co. *	24,069,592
334,500	Wal-Mart Stores Inc.	15,801,780

	Total Food & Staples Retailing	39,871,372

Food Products - 1.0%
479,900	Sara Lee Corp.	8,580,612

Household Products - 1.5%
236,700	Kimberly-Clark Corp.	13,681,260

Tobacco - 3.1%
389,200	Altria Group Inc.	27,578,712

	TOTAL CONSUMER STAPLES	89,711,956

ENERGY - 9.0%
Energy Equipment & Services - 2.4%
237,400	GlobalSantaFe Corp.	14,422,050
96,000	Halliburton Co.	7,009,920

	Total Energy Equipment & Services	21,431,970

Oil, Gas & Consumable Fuels - 6.6%
231,700	Marathon Oil Corp.	17,648,589
142,800	Royal Dutch Shell PLC ADR, Class A Shares	8,890,728
135,100	Suncor Energy Inc.	10,405,402
163,500	Total SA, Sponsored ADR	21,537,855

	Total Oil, Gas & Consumable Fuels	58,482,574

	TOTAL ENERGY	79,914,544

FINANCIALS - 28.5%
Capital Markets - 4.4%
90,800	Goldman Sachs Group Inc.	14,251,968
308,700	Merrill Lynch & Co. Inc.	24,313,212

	Total Capital Markets	38,565,180

Commercial Banks - 6.6%
532,000	Bank of America Corp.	24,227,280
266,400	Wachovia Corp.	14,931,720

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Commercial Banks (continued)
301,000	Wells Fargo & Co.	$19,224,870

	Total Commercial Banks	58,383,870

Consumer Finance - 4.2%
336,400	American Express Co.	17,677,820
241,700	Capital One Financial Corp.	19,461,684

	Total Consumer Finance	37,139,504

Diversified Financial Services - 2.1%
454,400	JPMorgan Chase & Co.	18,921,216

Insurance - 8.0%
190,000	AFLAC Inc.	8,574,700
319,000	American International Group Inc.	21,082,710
138,600	Chubb Corp.	13,227,984
160,800	Loews Corp.	16,272,960
271,600	St. Paul Travelers Cos. Inc.	11,350,164

	Total Insurance	70,508,518

Thrifts & Mortgage Finance - 3.2%
215,000	Freddie Mac	13,115,000
220,600	Golden West Financial Corp.	14,978,740

	Total Thrifts & Mortgage Finance	28,093,740

	TOTAL FINANCIALS	251,612,028

HEALTH CARE - 10.6%
Health Care Providers & Services - 3.5%
278,000	UnitedHealth Group Inc.	15,529,080
201,800	WellPoint Inc. *	15,625,374

	Total Health Care Providers & Services	31,154,454

Pharmaceuticals - 7.1%
268,400	Abbott Laboratories	11,398,948
163,500	Johnson & Johnson	9,682,470
244,000	Novartis AG, Sponsored ADR	13,527,360
540,600	Pfizer Inc.	13,471,752
297,100	Sanofi-Aventis, Sponsored ADR	14,097,395

	Total Pharmaceuticals	62,177,925

	TOTAL HEALTH CARE	93,332,379

INDUSTRIALS - 10.3%
Aerospace & Defense - 5.2%
268,500	Boeing Co.	20,924,205
251,100	Raytheon Co.	11,510,424
234,800	United Technologies Corp.	13,611,356

	Total Aerospace & Defense	46,045,985

Building Products - 1.1%
300,100	Masco Corp.	9,750,249

Commercial Services & Supplies - 1.2%
174,600	Avery Dennison Corp.	10,210,608

Industrial Conglomerates - 1.8%
168,600	Textron Inc.	15,745,554

Machinery - 1.0%
111,300	Parker Hannifin Corp.	8,971,893

	TOTAL INDUSTRIALS	90,724,289

INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 1.6%
659,700	Nokia Oyj, Sponsored ADR	13,668,984

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY (continued)
Computers & Peripherals - 1.0%
109,700	International Business Machines Corp.	$9,046,959

Software - 1.0%
339,200	Microsoft Corp.	9,229,632

	TOTAL INFORMATION TECHNOLOGY	31,945,575

MATERIALS - 2.6%
Chemicals - 2.6%
138,600	Air Products & Chemicals Inc.	9,312,534
333,400	E.I. du Pont de Nemours & Co.	14,072,814

	TOTAL MATERIALS	23,385,348

TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 2.1%
693,743	AT&T Inc.	18,758,811

Wireless Telecommunication Services - 5.3%
269,100	ALLTEL Corp.	17,424,225
1,134,309	Sprint Nextel Corp.	29,310,544

	Total Wireless Telecommunication Services	46,734,769

	TOTAL TELECOMMUNICATION SERVICES	65,493,580

UTILITIES - 2.4%
Multi-Utilities - 2.4%
461,400	Sempra Energy	21,436,644

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $687,758,981)	855,377,082

FACE AMOUNT
SHORT-TERM INVESTMENT - 3.1%
Repurchase Agreement - 3.1%
$26,906,000	Interest in $387,994,000 joint tri-party repurchase agreement dated 3/31/06 with Morgan Stanley, 4.800% due 4/3/06; Proceeds at maturity - $26,916,762; (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.125% due 4/20/16 to 12/22/25; Market Value - $27,563,575) (Cost - $26,906,000)	26,906,000

	TOTAL INVESTMENTS - 99.8% (Cost - $714,664,981#)	882,283,082
	Other Assets in Excess of Liabilities - 0.2%	1,926,496

	TOTAL NET ASSETS - 100.0%	$884,209,578

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Effective April 7, 2006, Smith Barney Large Cap Value Fund was renamed Legg Mason Partners Large Cap Value Fund (the “Fund”), a separate diversified investment fund of Legg Mason Partners Funds, Inc. (formerly known as Smith Barney Funds Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$171,453,929
Gross unrealized depreciation	(3,835,828)

Net unrealized appreciation	$167,618,101

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Funds, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 30, 2006

By	/S/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date	May 30, 2006